Cover	May 05, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 12, 2025
Entity Registrant Name	UPWORK INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38678
Entity Tax Identification Number	46-4337682
Entity Address, Address Line One	530 Lytton Avenue, Suite 301
Entity Address, City or Town	Palo Alto,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	650
Local Phone Number	316-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	UPWK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001627475
Amendment Flag	false